Benefit Plans 3 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 70,000		$ 67,000		$ 66,000
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	70,000		67,000		66,000
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	4,264,000		4,376,000
Multiemployer Plan Surcharge	5.00%
Multiemployer Plan Future Surcharge	10.00%
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	7,280		7,366		7,579
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	7,280		7,366		7,579
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	857,872		1,003,890
Multiemployer Plan Surcharge	5.00%
Multiemployer Plan Future Surcharge	10.00%
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	10,461		10,010		9,706
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	10,461		10,010		9,706
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	536,152		524,114
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	5,207		6,502		10,798
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	5,207		6,502		10,798
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	1,318,939		1,378,697
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	4,026		3,784		3,732
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	4,026		3,784		3,732
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	154,327		156,690
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	5,272		4,970		4,890
Benefit Plans Textuals [Abstract]
Cost of Company Matching Contributions	5,272		4,970		4,890
Matching Contributions Provided Percentage	100.00%
Second Matching Contributions Provided Percentage	70.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Assets	393,602	[1]	369,905	[1]
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Assets	25,000		27,000
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	5,058,000		4,715,000
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	5,225,000		4,841,000		5,205,000
Accumulated Benefit Obligation	5,058,000		4,715,000
Fair Value of Plan Assets	4,968,000		4,711,000		4,696,000
Underfunded Status, Accumulated Benefit Obligation	(90,000)		(4,000)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	93,000
Components of Net Periodic Benefit Cost
Service Cost	72,000		69,000		76,000
Interest Cost	221,000		203,000		223,000
Expected Return on Plan Assets	(262,000)		(278,000)		(319,000)
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	3,000		3,000		(1,000)
Amortization of Net Actuarial Loss	124,000		183,000		155,000
Net Periodic Benefit Cost (Credit)	158,000		180,000		134,000
Capitalized Portion	(52,000)		(56,000)		(42,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	106,000		124,000		92,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	108,000
Prior Service Cost (Credit)	2,000
Total Estimated 2015 Amortization	110,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	110,000
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	93,000
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	689,096		654,168
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	702,805		663,231		718,460
Accumulated Benefit Obligation	689,096		654,168
Fair Value of Plan Assets	642,289		627,995		621,570
Underfunded Status, Accumulated Benefit Obligation	(46,807)		(26,173)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	11,631
Components of Net Periodic Benefit Cost
Service Cost	7,036		6,171		7,565
Interest Cost	29,624		27,662		30,211
Expected Return on Plan Assets	(33,927)		(37,041)		(41,944)
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	197		198		475
Amortization of Net Actuarial Loss	16,593		25,025		20,339
Net Periodic Benefit Cost (Credit)	19,523		22,015		16,646
Capitalized Portion	(6,819)		(7,529)		(6,525)
Net Periodic Benefit Cost (Credit) Recognized in Expense	12,704		14,486		10,121
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	14,457
Prior Service Cost (Credit)	180
Total Estimated 2015 Amortization	14,637
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	14,637
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	11,631
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	598,660		560,769
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	617,948		574,699		618,973
Accumulated Benefit Obligation	598,660		560,769
Fair Value of Plan Assets	591,737		559,143		552,026
Underfunded Status, Accumulated Benefit Obligation	(6,923)		(1,626)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	12,492
Components of Net Periodic Benefit Cost
Service Cost	10,068		8,736		9,908
Interest Cost	26,293		24,100		26,245
Expected Return on Plan Assets	(30,993)		(32,826)		(37,566)
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	195		195		407
Amortization of Net Actuarial Loss	14,585		21,688		17,569
Net Periodic Benefit Cost (Credit)	20,148		21,893		16,563
Capitalized Portion	(4,638)		(4,576)		(3,114)
Net Periodic Benefit Cost (Credit) Recognized in Expense	15,510		17,317		13,449
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	12,713
Prior Service Cost (Credit)	181
Total Estimated 2015 Amortization	12,894
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	12,894
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	12,492
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,536		512,804
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	526,250		523,643		1,068,186
Accumulated Benefit Obligation	512,536		512,804
Fair Value of Plan Assets	498,461		501,634		1,015,115
Underfunded Status, Accumulated Benefit Obligation	(14,075)		(11,170)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	7,847
Components of Net Periodic Benefit Cost
Service Cost	5,140		5,285		11,003
Interest Cost	22,105		21,939		45,194
Expected Return on Plan Assets	(26,427)		(29,919)		(68,401)
Amortization of Transition Obligation	0		0		0
Amortization of Prior Service Cost (Credit)	157		157		743
Amortization of Net Actuarial Loss	12,422		19,833		30,439
Net Periodic Benefit Cost (Credit)	13,397		17,295		18,978
Capitalized Portion	(5,479)		(6,192)		(7,060)
Net Periodic Benefit Cost (Credit) Recognized in Expense	7,918		11,103		11,918
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	10,823
Prior Service Cost (Credit)	140
Total Estimated 2015 Amortization	10,963
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	10,963
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	7,847
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	272,809		249,859
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	285,405		260,710		279,685
Accumulated Benefit Obligation	272,809		249,859
Fair Value of Plan Assets	275,482		264,597		264,823
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	6,656
Components of Net Periodic Benefit Cost
Service Cost	5,207		5,562		5,951
Interest Cost	12,057		10,993		12,301
Expected Return on Plan Assets	(14,604)		(15,675)		(18,015)
Amortization of Prior Service Cost (Credit)	296		297		(948)
Amortization of Net Actuarial Loss	6,753		9,845		8,206
Net Periodic Benefit Cost (Credit)	9,709		11,022		7,495
Capitalized Portion	(3,320)		(3,384)		(2,533)
Net Periodic Benefit Cost (Credit) Recognized in Expense	6,389		7,638		4,962
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	5,891
Prior Service Cost (Credit)	252
Total Estimated 2015 Amortization	6,143
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	6,143
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	6,656
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	282,959		257,198
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	298,166		270,564		285,560
Accumulated Benefit Obligation	282,959		257,198
Fair Value of Plan Assets	290,152		278,946		279,699
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	7,840
Components of Net Periodic Benefit Cost
Service Cost	6,618		7,011		7,099
Interest Cost	12,651		11,454		12,537
Expected Return on Plan Assets	(15,427)		(16,509)		(18,866)
Amortization of Prior Service Cost (Credit)	349		349		(793)
Amortization of Net Actuarial Loss	7,046		10,214		8,330
Net Periodic Benefit Cost (Credit)	11,237		12,519		8,307
Capitalized Portion	(3,391)		(3,518)		(2,924)
Net Periodic Benefit Cost (Credit) Recognized in Expense	7,846		9,001		5,383
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	6,146
Prior Service Cost (Credit)	308
Total Estimated 2015 Amortization	6,454
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	6,454
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	7,840
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2015	315,000
2016	323,000
2017	334,000
2018	341,000
2019	350,000
Years 2020 to 2024, in Total	1,822,000
Pension Plans [Member] | Pension Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	42,859
2016	43,091
2017	43,484
2018	45,122
2019	45,488
Years 2020 to 2024, in Total	236,107
Pension Plans [Member] | Pension Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	33,114
2016	33,813
2017	35,748
2018	36,948
2019	38,727
Years 2020 to 2024, in Total	209,813
Pension Plans [Member] | Pension Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	36,277
2016	36,174
2017	35,571
2018	35,822
2019	36,179
Years 2020 to 2024, in Total	176,022
Pension Plans [Member] | Pension Payments [Member] | Public Service Co Of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2015	18,950
2016	19,626
2017	20,175
2018	21,118
2019	21,732
Years 2020 to 2024, in Total	109,800
Pension Plans [Member] | Pension Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	18,872
2016	18,747
2017	20,407
2018	21,019
2019	22,059
Years 2020 to 2024, in Total	118,909
Other Postretirement Benefit Plans [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,439,000		1,456,000		1,849,000
Fair Value of Plan Assets	1,694,000		1,699,000		1,568,000
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	6,000
Components of Net Periodic Benefit Cost
Service Cost	14,000		23,000		47,000
Interest Cost	67,000		71,000		103,000
Expected Return on Plan Assets	(111,000)		(107,000)		(101,000)
Amortization of Transition Obligation	0		0		1,000
Amortization of Prior Service Cost (Credit)	(69,000)		(69,000)		(18,000)
Amortization of Net Actuarial Loss	22,000		65,000		57,000
Net Periodic Benefit Cost (Credit)	(77,000)		(17,000)		89,000
Capitalized Portion	25,000		5,000		(28,000)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(52,000)		(12,000)		61,000
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	17,000
Prior Service Cost (Credit)	(69,000)
Total Estimated 2015 Amortization	(52,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(52,000)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	6,000
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	267,148		279,884		348,990
Fair Value of Plan Assets	280,633		284,840		267,758
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	2,884
Components of Net Periodic Benefit Cost
Service Cost	1,448		2,566		5,387
Interest Cost	12,788		13,454		18,462
Expected Return on Plan Assets	(18,533)		(18,147)		(16,753)
Amortization of Transition Obligation	0		0		780
Amortization of Prior Service Cost (Credit)	(10,050)		(10,050)		(2,862)
Amortization of Net Actuarial Loss	4,582		12,249		10,526
Net Periodic Benefit Cost (Credit)	(9,765)		72		15,540
Capitalized Portion	3,411		(25)		(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(6,354)		47		9,448
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	3,353
Prior Service Cost (Credit)	(10,050)
Total Estimated 2015 Amortization	(6,697)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(6,697)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	2,884
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	161,659		166,497		218,553
Fair Value of Plan Assets	202,408		206,214		194,128
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	0
Components of Net Periodic Benefit Cost
Service Cost	1,947		3,219		6,621
Interest Cost	7,638		8,221		12,785
Expected Return on Plan Assets	(13,454)		(13,183)		(12,847)
Amortization of Transition Obligation	0		0		132
Amortization of Prior Service Cost (Credit)	(9,421)		(9,421)		(2,383)
Amortization of Net Actuarial Loss	2,368		7,526		7,050
Net Periodic Benefit Cost (Credit)	(10,922)		(3,638)		11,358
Capitalized Portion	2,514		760		(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(8,408)		(2,878)		9,223
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	1,814
Prior Service Cost (Credit)	(9,421)
Total Estimated 2015 Amortization	(7,607)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(7,607)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	164,697		171,164		466,290
Fair Value of Plan Assets	206,212		211,994		366,301
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	0
Components of Net Periodic Benefit Cost
Service Cost	1,026		2,882		8,748
Interest Cost	7,601		9,494		24,189
Expected Return on Plan Assets	(13,519)		(13,468)		(22,555)
Amortization of Transition Obligation	0		0		104
Amortization of Prior Service Cost (Credit)	(6,923)		(6,962)		(3,873)
Amortization of Net Actuarial Loss	2,379		8,633		13,669
Net Periodic Benefit Cost (Credit)	(9,436)		579		20,282
Capitalized Portion	3,859		(207)		(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(5,577)		372		12,737
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	1,848
Prior Service Cost (Credit)	(6,922)
Total Estimated 2015 Amortization	(5,074)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(5,074)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	76,706		77,779		99,680
Fair Value of Plan Assets	96,041		96,333		90,521
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	0
Components of Net Periodic Benefit Cost
Service Cost	839		1,372		2,836
Interest Cost	3,574		3,793		5,797
Expected Return on Plan Assets	(6,300)		(6,089)		(5,922)
Amortization of Prior Service Cost (Credit)	(4,290)		(4,289)		(1,079)
Amortization of Net Actuarial Loss	1,109		3,476		3,189
Net Periodic Benefit Cost (Credit)	(5,068)		(1,737)		4,821
Capitalized Portion	1,733		533		(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(3,335)		(1,204)		3,192
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	861
Prior Service Cost (Credit)	(4,290)
Total Estimated 2015 Amortization	(3,429)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(3,429)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	85,005		86,997		109,948
Fair Value of Plan Assets	106,432		107,750		99,846
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2015	0
Components of Net Periodic Benefit Cost
Service Cost	1,012		1,693		3,324
Interest Cost	3,992		4,301		6,673
Expected Return on Plan Assets	(7,016)		(6,881)		(6,795)
Amortization of Prior Service Cost (Credit)	(5,156)		(5,156)		(933)
Amortization of Net Actuarial Loss	1,235		3,928		3,659
Net Periodic Benefit Cost (Credit)	(5,933)		(2,115)		5,928
Capitalized Portion	1,791		594		(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	(4,142)		(1,521)		3,841
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Net Actuarial Loss	954
Prior Service Cost (Credit)	(5,156)
Total Estimated 2015 Amortization	(4,202)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(4,202)
Benefit Plans Textuals [Abstract]
Expected Contributions and Payments During 2015	0
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2015	129,000
2016	129,000
2017	130,000
2018	132,000
2019	132,000
Years 2020 to 2024, in Total	688,000
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	24,828
2016	24,603
2017	24,468
2018	24,820
2019	24,290
Years 2020 to 2024, in Total	121,401
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	15,088
2016	15,363
2017	15,484
2018	15,637
2019	15,804
Years 2020 to 2024, in Total	84,026
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	16,379
2016	16,289
2017	16,088
2018	16,122
2019	16,079
Years 2020 to 2024, in Total	80,066
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Public Service Co Of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2015	6,989
2016	7,067
2017	7,074
2018	7,132
2019	7,278
Years 2020 to 2024, in Total	38,852
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	7,401
2016	7,504
2017	7,674
2018	7,840
2019	7,885
Years 2020 to 2024, in Total	43,503
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2015	0
2016	0
2017	0
2018	0
2019	0
Years 2020 to 2024, in Total	2,000
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Appalachian Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	232
2016	236
2017	234
2018	231
2019	230
Years 2020 to 2024, in Total	1,080
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Indiana Michigan Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	0
2016	0
2017	0
2018	0
2019	0
Years 2020 to 2024, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Ohio Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	0
2016	0
2017	0
2018	0
2019	0
Years 2020 to 2024, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Public Service Co Of Oklahoma [Member]
Estimated Future Benefit Payments and Contributions
2015	0
2016	0
2017	0
2018	0
2019	0
Years 2020 to 2024, in Total	0
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member] | Southwestern Electric Power Co [Member]
Estimated Future Benefit Payments and Contributions
2015	0
2016	0
2017	0
2018	0
2019	0
Years 2020 to 2024, in Total	0
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,982,000		4,638,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,982,000		4,638,000
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	688,632		653,968
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	688,632		653,968
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	598,190		560,443
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	598,190		560,443
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,467		512,798
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	512,467		512,798
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	270,059		248,472
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	270,059		248,472
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	281,210		256,083
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	281,210		256,083
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	76,000		77,000
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	76,000		77,000
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	464		200
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	464		200
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	470		326
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	470		326
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	69		6
Underfunded Accumulated Benefit Obligation
Accumulated Benefit Obligation	69		6
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2,750		1,387
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	2,770		1,394
Accumulated Benefit Obligation	2,750		1,387
Fair Value of Plan Assets	0		0
Underfunded Status, Accumulated Benefit Obligation	(2,750)		(1,387)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1,749		1,115
Underfunded Accumulated Benefit Obligation
Projected Benefit Obligation	1,790		1,124
Accumulated Benefit Obligation	1,749		1,115
Fair Value of Plan Assets	0		0
Underfunded Status, Accumulated Benefit Obligation	(1,749)		(1,115)
Net of Tax AOCI [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	10,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	10,000
Net of Tax AOCI [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	50
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	50
Net of Tax AOCI [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	507
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	507
Net of Tax AOCI [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Net of Tax AOCI [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Net of Tax AOCI [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(9,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(9,000)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(1,953)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(1,953)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(437)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(437)
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Net of Tax AOCI [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(985)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(985)
Deferred Income Taxes [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	6,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	6,000
Deferred Income Taxes [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	27
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	27
Deferred Income Taxes [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	273
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	273
Deferred Income Taxes [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Deferred Income Taxes [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Deferred Income Taxes [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(5,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(5,000)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(1,051)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(1,051)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(236)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(236)
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	0
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	0
Deferred Income Taxes [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(530)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(530)
Regulatory Assets [Member] | Pension Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	94,000
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	94,000
Regulatory Assets [Member] | Pension Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	14,560
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	14,560
Regulatory Assets [Member] | Pension Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	12,114
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	12,114
Regulatory Assets [Member] | Pension Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	10,963
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	10,963
Regulatory Assets [Member] | Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	6,143
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	6,143
Regulatory Assets [Member] | Pension Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	6,454
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	6,454
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(38,000)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(38,000)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(3,693)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(3,693)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(6,934)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(6,934)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(5,074)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(5,074)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(3,429)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	(3,429)
Regulatory Assets [Member] | Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015
Total Estimated 2015 Amortization	(2,687)
Expected to be Recorded as
Estimated Amounts Expected to be Amortized to Net Periodic Benefit Costs in 2015	$ (2,687)

[1]	Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case. The majority of these amounts were collected through a rider that was billed to customers.